Net Earnings(Loss) per Share - Basic and diluted loss per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income/(loss)		¥ (37,636)	$ (5,907)	¥ 4,877	¥ 176,724
Net loss attributable to non-controlling interests | ¥		29,265		930
Accretions of Preferred Shares to redemption value | ¥					(50,219)
Net income/(loss) attributable to ordinary shareholders of the Company		¥ (8,371)	$ (1,315)	¥ 5,807	¥ 126,505
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of ordinary shares outstanding, basic | shares	[1]	81,680,504	81,680,504	81,534,991	59,357,935
Weighted average number of ordinary shares outstanding, diluted | shares	[1]	81,680,504	81,680,504	83,781,406	63,309,091
Ordinary shares
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net (loss)/earnings per share, basic | (per share)		¥ (0.10)	$ (0.02)	¥ 0.07	¥ 2.13
Net (loss)/earnings per share, diluted | (per share)		(0.10)	(0.02)	0.07	2.00
ADR [Member]
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net (loss)/earnings per share, basic | (per share)		(0.08)	(0.01)	0.05	1.64
Net (loss)/earnings per share, diluted | (per share)		¥ (0.08)	$ (0.01)	¥ 0.05	¥ 1.54

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.